Reclassifications the Consolidated Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Fee, commission, and other revenue	$ 6,864	$ 5,904	$ 4,698
Total Revenue	164,322	8,157	75,566
Benefits and expenses:
General and administrative expenses	14,514	12,508	13,035
Total benefits and expenses	168,618	(8,747)	63,140
Net income	(1,163)	12,479	9,105
Scenario, Previously Reported
Revenue:
Fee, commission, and other revenue		2,795	2,385
Total Revenue		5,048	73,253
Benefits and expenses:
General and administrative expenses		9,399	10,722
Total benefits and expenses		(11,856)	60,827
Net income		12,479	9,105
Reclassifications
Revenue:
Fee, commission, and other revenue		3,109	2,313
Total Revenue		3,109	2,313
Benefits and expenses:
General and administrative expenses		3,109	2,313
Total benefits and expenses		$ 3,109	$ 2,313